Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 3,170.2	¥ 2,945.5	¥ 2,806.2
General and administrative expenses	(1,949.2)	(1,821.1)	(1,747.1)
Others	55.4	28.5	24.9
Consolidated net business profit	1,276.4	1,152.9	1,084.0
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	773.7	707.5	634.9
General and administrative expenses	(293.3)	(303.6)	(299.9)
Others	78.1	65.8	53.5
Consolidated net business profit	558.5	469.7	388.5
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,150.2	1,146.9	1,127.4
General and administrative expenses	(933.3)	(935.5)	(910.4)
Others	4.7	3.5	2.2
Consolidated net business profit	221.6	214.9	219.2
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,205.2	872.0	723.7
General and administrative expenses	(637.9)	(461.3)	(383.3)
Others	44.9	20.5	26.3
Consolidated net business profit	612.2	431.2	366.7
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	457.8	390.6	460.7
General and administrative expenses	(112.5)	(92.3)	(82.9)
Others	28.9	39.8	35.7
Consolidated net business profit	374.2	338.1	413.5
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(416.7)	(171.5)	(140.5)
General and administrative expenses	27.8	(28.4)	(70.6)
Others	(101.2)	(101.1)	(92.8)
Consolidated net business profit	¥ (490.1)	¥ (301.0)	¥ (303.9)